American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2024

Global Real Estate Fund - Schedule of Investments
JANUARY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Australia — 6.4%
Charter Hall Group	404,604	3,155,787
Goodman Group	1,455,671	24,162,930
NEXTDC Ltd.(1)	838,239	7,588,710
Scentre Group	5,881,109	11,691,924
		46,599,351
Canada — 3.2%
Boardwalk Real Estate Investment Trust	74,720	3,879,249
Canadian Apartment Properties REIT	139,513	4,842,926
Chartwell Retirement Residences	1,620,535	14,452,166
		23,174,341
Hong Kong — 0.9%
Link REIT	1,273,779	6,388,870
India — 0.4%
DLF Ltd.	318,761	3,077,149
Japan — 6.5%
Comforia Residential REIT, Inc.(2)	1,910	4,003,033
GLP J-Reit(1)	4,595	4,102,570
Invincible Investment Corp.	12,260	5,040,096
Japan Hotel REIT Investment Corp.	10,027	5,152,859
Mitsui Fudosan Co. Ltd.	669,800	16,814,503
Tokyu Fudosan Holdings Corp.	1,878,700	12,563,939
		47,677,000
Mexico — 1.1%
Corp. Inmobiliaria Vesta SAB de CV(2)	1,049,976	3,989,683
Fibra Uno Administracion SA de CV	2,330,530	3,957,900
		7,947,583
Netherlands — 1.0%
CTP NV	422,768	7,214,153
Singapore — 2.5%
CapitaLand Ascendas REIT	5,185,800	11,238,806
Digital Core REIT Management Pte. Ltd.(2)	6,117,000	3,931,952
Mapletree Logistics Trust	2,752,500	3,165,032
		18,335,790
Spain — 0.5%
Cellnex Telecom SA	102,816	3,956,089
United Kingdom — 6.1%
Big Yellow Group PLC	332,333	4,805,542
British Land Co. PLC	1,527,136	7,340,513
Land Securities Group PLC	2,553,482	21,527,643
Segro PLC	966,812	10,737,481
		44,411,179
United States — 70.3%
Agree Realty Corp.	110,853	6,607,947
Alexandria Real Estate Equities, Inc.	108,751	13,147,996
American Homes 4 Rent, Class A	406,262	14,239,483
Americold Realty Trust, Inc.	134,087	3,687,392
Apartment Income REIT Corp.	263,982	8,629,572
AvalonBay Communities, Inc.	155,279	27,796,494
Brixmor Property Group, Inc.	422,726	9,485,971

CareTrust REIT, Inc.	279,134	5,839,483
Digital Realty Trust, Inc.	251,104	35,270,068
EastGroup Properties, Inc.	59,583	10,571,812
Equinix, Inc.	54,602	45,307,102
Essential Properties Realty Trust, Inc.	623,301	15,526,428
Essex Property Trust, Inc.	49,513	11,549,898
Extra Space Storage, Inc.	175,441	25,340,698
Hilton Worldwide Holdings, Inc.	29,328	5,600,475
Host Hotels & Resorts, Inc.	550,225	10,575,324
Hudson Pacific Properties, Inc.	683,899	5,601,133
Invitation Homes, Inc.	407,712	13,425,956
Iron Mountain, Inc.	262,643	17,733,655
Kite Realty Group Trust	729,790	15,617,506
Prologis, Inc.	543,864	68,902,130
Public Storage	28,005	7,930,736
Realty Income Corp.	509,367	27,704,471
Simon Property Group, Inc.	171,485	23,769,536
Tanger, Inc.	281,769	7,579,586
Urban Edge Properties	459,840	7,941,437
Ventas, Inc.	340,977	15,817,923
VICI Properties, Inc.	578,192	17,415,143
Welltower, Inc.	408,771	35,362,779
		513,978,134
TOTAL COMMON STOCKS (Cost $635,537,520)		722,759,639
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,285	15,285
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,967,307	3,967,307
		3,982,592
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.00%, 8/15/25 - 11/15/31, valued at $689,796), in a joint trading account at 5.26%, dated 1/31/24, due 2/1/24 (Delivery value $674,851)		674,752
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50%, 1/15/28, valued at $6,297,578), at 5.29%, dated 1/31/24, due 2/1/24 (Delivery value $6,174,907)		6,174,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.75% - 3.00%, 5/15/45 - 2/15/48, valued at $699,846), at 5.28%, dated 1/31/24, due 2/1/24 (Delivery value $686,101)		686,000
		7,534,752
TOTAL SHORT-TERM INVESTMENTS (Cost $11,517,344)		11,517,344
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $647,054,864)		734,276,983
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,728,610)
TOTAL NET ASSETS — 100.0%		$730,548,373

SECTOR ALLOCATION
(as a % of net assets)
Industrial	20.3%
Retail	18.1%
Data Centers	12.6%
Residential	12.1%
Health Care	9.8%
Diversified	9.2%
Self Storage	5.3%
Lodging/Resorts	3.6%
Office	2.6%
Specialty	2.4%
Gaming REITs	2.4%
Infrastructure REITs	0.5%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,899,694. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,290,260, which includes securities collateral of $2,322,953.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$46,599,351	—
Canada	—	23,174,341	—
Hong Kong	—	6,388,870	—
India	—	3,077,149	—
Japan	—	47,677,000	—
Mexico	—	7,947,583	—
Netherlands	—	7,214,153	—
Singapore	—	18,335,790	—
Spain	—	3,956,089	—
United Kingdom	—	44,411,179	—
Other Countries	$513,978,134	—	—
Short-Term Investments	3,982,592	7,534,752	—
	$517,960,726	$216,316,257	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.